Loans from a Related Party, a Cost Investment Investee (Details Textual)	1 Months Ended	12 Months Ended
	Nov. 17, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Nov. 17, 2017 CNY (¥)	Aug. 10, 2017 USD ($)	Aug. 10, 2017 CNY (¥)
Loans from a Related Party, a Cost Investment Investee (Textual)
Interest expense on loans from a cost investment investee		$ 2,530,586	$ 1,818,656	$ 1,101,871
Loans receivable		117,262,095	148,293,427
Overdue interest penalty incurred		882,864
Xinjiang Microcredit Refinancing Co, Ltd. [Member]
Loans from a Related Party, a Cost Investment Investee (Textual)
Loans payable	$ 3,744,196				¥ 25,000,000
Loans receivable						$ 3,744,196	¥ 25,000,000
Feng Hui [Member]
Loans from a Related Party, a Cost Investment Investee (Textual)
Loans receivable		$ 22,346,312	$ 22,346,312
Frozen and Fenghui [Member] | Xinjiang Microcredit Refinancing Co, Ltd. [Member]
Loans from a Related Party, a Cost Investment Investee (Textual)
Percentage of investment	5.00%